Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $ 6,000,000,000 .
Narrative - Max Aggregate Offering Price	$ 6,000,000,000
Final Prospectus	true